Pension Benefits - Summary of Movements in the present value of the plan assets (Details) - Pension defined benefit plans [member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure In Tabular Form Of Changes In Net Defined Benefit Plan Assets At Fair Value [Line Items]
Fair value of plan assets at beginning of year	$ 1,334.2	$ 1,155.8
Actual return (net of investment management expenses)	(46.5)	209.5
Administration expenses	(1.5)	(1.2)
Employer contributions	18.4	50.3	$ 51.4
Benefits paid	(79.1)	(80.2)
Fair value of plan assets at end of the year,	$ 1,225.5	$ 1,334.2	$ 1,155.8